Capital Requirements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Mortgage Banking [Abstract]
Capital Requirements

22. Capital Requirements

The Company’s subsidiaries are required to maintain regulatory compliance with GSE and other agency and state programs as well as investor requirements, some of which are financial covenants related to minimum levels of net worth and other financial requirements. To the extent that these mandatory capital requirements are not met, the Company’s subsidiaries’ selling and servicing agreements could be terminated.

Due to the accounting treatment for reverse loans as secured borrowings when transferred, RMS has obtained an indefinite waiver for certain of these requirements from Ginnie Mae and a waiver through July 2015 from Fannie Mae. In addition, the Company has provided a guarantee whereby the Company guarantees the performance and obligations of RMS under the Ginnie Mae HMBS Program. In the event that the Company fails to honor this guarantee, Ginnie Mae could terminate RMS’ status as a qualified issuer of HMBS as well as take other actions permitted by law that could impact the operations of RMS, including the termination or suspension of RMS’ servicing rights associated with reverse loans guaranteed by Ginnie Mae HMBS. Ginnie Mae has continued to affirm RMS’ current commitment authority to issue HMBS.

The Company has also provided guarantees dated May 31, 2013 for RMS and March 17, 2014 for Green Tree Servicing. Pursuant to the RMS guarantee, the Company agreed to guarantee all of the obligations required to be performed or paid by RMS under RMS’s mortgage selling and servicing contract or any other agreement between Fannie Mae and RMS relating to mortgage loans or participation interests that RMS delivers or has delivered to Fannie Mae or services or has serviced for, or on behalf of, Fannie Mae. RMS does not currently sell loans to Fannie Mae. Pursuant to the Green Tree Servicing guarantee, the Company agreed to guarantee all of the servicing obligations required to be performed or paid by Green Tree Servicing under Green Tree Servicing’s mortgage selling and servicing agreement, the Fannie Mae selling and servicing guides, or any other agreement between Fannie Mae and Green Tree Servicing. The Company also agreed to guarantee all selling representations and warranties Green Tree Servicing has assumed, or may in the future assume, in connection with Green Tree Servicing’s purchase of mortgage servicing rights related to Fannie Mae loans. The Company does not guarantee Green Tree Servicing’s obligations relating to the selling representations and warranties made or assumed by Green Tree Servicing in connection with the sale and/or securitization of mortgage loans to and/or by Fannie Mae.

After taking into account the waivers described above, all of the Company’ subsidiaries were in compliance with all of their capital requirements at June 30, 2014 and December 31, 2013.

26.	Capital Requirements

The Company and its subsidiaries are required to maintain regulatory compliance with GSE and other agency and state program requirements, some of which are financial covenants related to minimum levels of net worth and other financial requirements. To the extent that these mandatory capital requirements are not met, the Company’s selling and servicing agreements could be terminated.

Due to the accounting treatment for reverse loans as secured borrowings when transferred, RMS has obtained an indefinite waiver for certain of these requirements from Ginnie Mae and through June 2014 from Fannie Mae. In addition, the Company has provided a guarantee beginning on the date of acquisition of RMS whereby the Company guarantees its performance and obligations under the Ginnie Mae HMBS Program. In the event that the Company fails to honor this guarantee, Ginnie Mae could terminate RMS’ status as a qualified issuer of HMBS as well as take other actions permitted by law that could impact the operations of RMS, including the termination or suspension of RMS’ servicing rights associated with reverse loans guaranteed by Ginnie Mae HMBS. Ginnie Mae has continued to affirm RMS’ current commitment authority to issue HMBS. In addition the Company has provided a guarantee dated May 31, 2013 whereby it guarantees RMS’ performance obligations with Fannie Mae under a mortgage selling and servicing contract between RMS and Fannie Mae. RMS does not currently sell Fannie Mae loans. However, in the event that the Company fails to honor this guarantee, Fannie Mae could disallow the servicing of its loans and participation interests by RMS.

Except as described above, the Company was in compliance with all of its capital requirements at December 31, 2013 and 2012. The minimum tangible net worth required of the Company’s subsidiaries by GSEs and state-imposed regulatory mandates have ranges of $0.1 million through $399.0 million and $0.3 million through $114.7 million at December 31, 2013 and 2012, respectively.